Loans Receivable - Schedule of loans receivable by property type (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Accounts, Notes, Loans and Financing Receivable [Line Items]
Principal Outstanding	$ 1,504.1	$ 1,596.9
Fair Value	$ 1,492.6	$ 1,562.6
% of Fair Value	100.00%	100.00%
Credit Concentration Risk | Loans Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
% of Fair Value	100.00%	100.00%
Office
Accounts, Notes, Loans and Financing Receivable [Line Items]
Principal Outstanding	$ 862.4	$ 794.5
Fair Value	$ 853.4	$ 778.4
Office | Credit Concentration Risk | Loans Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
% of Fair Value	57.20%	49.90%
Apartments
Accounts, Notes, Loans and Financing Receivable [Line Items]
Principal Outstanding	$ 253.3	$ 262.2
Fair Value	$ 252.0	$ 259.7
Apartments | Credit Concentration Risk | Loans Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
% of Fair Value	16.90%	16.60%
Industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Principal Outstanding	$ 161.4	$ 194.3
Fair Value	$ 161.3	$ 194.3
Industrial | Credit Concentration Risk | Loans Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
% of Fair Value	10.80%	12.40%
Storage
Accounts, Notes, Loans and Financing Receivable [Line Items]
Principal Outstanding	$ 0.0	$ 82.0
Fair Value	$ 0.0	$ 73.8
Storage | Credit Concentration Risk | Loans Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
% of Fair Value	0.00%	4.70%
Hotel
Accounts, Notes, Loans and Financing Receivable [Line Items]
Principal Outstanding	$ 125.3	$ 135.3
Fair Value	$ 125.3	$ 129.9
Hotel | Credit Concentration Risk | Loans Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
% of Fair Value	8.40%	8.30%
Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Principal Outstanding	$ 101.7	$ 128.6
Fair Value	$ 100.6	$ 126.5
Retail | Credit Concentration Risk | Loans Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
% of Fair Value	6.70%	8.10%